Income tax - Analysis of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of consolidated deferred taxes
Net operating gain (loss)	$ (222,710)	$ (43,689)	$ (397,030)
Deferred income tax assets	1,165,543	966,420
Deferred income tax liabilities	945,227	768,872
Deferred tax liability, net	220,316	197,548	130,081
Reflected in consolidated statement of financial position
Deferred tax assets	236,026	208,010
Deferred tax liabilities	(15,710)	(10,462)
Deferred tax liability, net	220,316	197,548	130,081
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year	197,548	130,081
Deferred income tax (expense) benefit during the current year recorded on profits	22,316	67,595
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)	394	(159)	(136)
Deferred income tax (expense) benefit for conversion purposes	58	31
Deferred tax (liability) asset, net - end of the year	220,316	197,548	130,081
Lease liabilities
Analysis of consolidated deferred taxes
Deferred income tax assets	899,011	755,855
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred income tax assets	13,392	58,010
Aircraft and engine lease return obligation
Analysis of consolidated deferred taxes
Deferred income tax assets	86,696	77,007
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred income tax assets	39,360	38,387
Reconciliation of deferred tax liability, net
Deferred tax asset on tax losses	39,360	38,387
Intangible
Analysis of consolidated deferred taxes
Deferred income tax assets	23,190	29,687
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred income tax assets	411	4,854
Other financing agreements
Analysis of consolidated deferred taxes
Deferred income tax assets	45,919
Employee benefits
Analysis of consolidated deferred taxes
Deferred income tax assets	4,220	2,486
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred income tax assets	375	134
Derivative Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets	121
Provisions.
Analysis of consolidated deferred taxes
Deferred income tax assets	52,848
Right of use asset
Analysis of consolidated deferred taxes
Deferred income tax liabilities	735,092	571,521
Supplemental rent
Analysis of consolidated deferred taxes
Deferred income tax liabilities	72,521	55,479
Rotable spare parts, furniture and equipment, net
Analysis of consolidated deferred taxes
Deferred income tax liabilities	120,846	120,561
Provisions
Analysis of consolidated deferred taxes
Deferred income tax liabilities		7,345
Inventories.
Analysis of consolidated deferred taxes
Deferred income tax liabilities	4,835	4,594
Other prepayments
Analysis of consolidated deferred taxes
Deferred income tax liabilities	2,602	376
Derivative Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax liabilities		33
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred income tax liabilities	9,331	8,963
Guatemala
Analysis of consolidated deferred taxes
Net operating gain (loss)	623	(10)	(32)
Costa Rica
Analysis of consolidated deferred taxes
Deferred income tax assets	0		0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating gain (loss)	(9,503)	3,869	5,947
El Salvador
Analysis of consolidated deferred taxes
Net operating gain (loss)	$ (3,245)	$ 17,078	$ 2,601